UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1464

Smith Barney Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDS, INC.

LARGE CAP VALUE FUND

FORM N-Q

SEPTEMBER 30, 2004

Large Cap Value Fund Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 94.8%
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 1.6%
445,400	McDonald’s Corp.	$12,484,562

Household Durables - 0.8%
314,000	Newell Rubbermaid Inc.	6,292,560

Leisure Equipment & Products - 1.2%
492,600	Mattel, Inc.	8,930,838

Media - 6.7%
178,800	Comcast Corp., Class A Shares (a)	5,049,312
194,200	Comcast Corp., Special Class A Shares (a)	5,422,064
949,900	Liberty Media Corp., Series A Shares (a)	8,283,128
45,600	Liberty Media International, Inc. (a)	1,521,307
323,300	The News Corp. Ltd., Class A Shares	10,128,989
585,400	Time Warner Inc. (a)	9,448,356
302,900	Viacom Inc., Class B Shares	10,165,324

		50,018,480

Multi-Line Retail - 1.3%
125,100	Target Corp.	5,660,775
72,500	Wal-Mart Stores, Inc.	3,857,000

		9,517,775

	TOTAL CONSUMER DISCRETIONARY	87,244,215

CONSUMER STAPLES - 6.9%
Food & Drug Retailing - 2.9%
826,500	The Kroger Co. (a)	12,827,280
468,700	Safeway Inc. (a)	9,050,597

		21,877,877

Household Products - 1.7%
193,500	Kimberly-Clark Corp.	12,498,165

Tobacco - 2.3%
371,500	Altria Group, Inc.	17,475,360

	TOTAL CONSUMER STAPLES	51,851,402

ENERGY - 10.7%
Energy Equipment & Services - 2.7%
329,300	ENSCO International Inc.	10,758,231
190,700	GlobalSantaFe Corp.	5,844,955
84,300	Nabors Industries, Ltd. (a)	3,991,605

		20,594,791

See Notes to Schedule of Investments.

Large Cap Value Fund Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Oil & Gas - 8.0%
247,800	BP PLC, Sponsored ADR	$14,255,934
305,000	ChevronTexaco Corp.	16,360,200
51,700	Marathon Oil Corp.	2,134,176
221,500	Royal Dutch Petroleum Co., NY Shares	11,429,400
157,600	Total S.A., Sponsored ADR	16,101,992

		60,281,702

	TOTAL ENERGY	80,876,493

FINANCIALS - 22.8%
Banks - 8.2%
483,400	Bank of America Corp.	20,945,722
245,800	The Bank of New York Co., Inc.	7,169,986
333,500	U.S. Bancorp	9,638,150
213,900	Wachovia Corp.	10,042,605
166,300	Washington Mutual, Inc.	6,499,004
124,800	Wells Fargo & Co.	7,441,824

		61,737,291

Diversified Financials - 8.8%
187,400	American Express Co.	9,643,604
115,600	Capital One Financial Corp.	8,542,840
86,800	The Goldman Sachs Group, Inc.	8,093,232
201,300	JPMorgan Chase & Co.	7,997,649
349,100	MBNA Corp.	8,797,320
190,200	Merrill Lynch & Co., Inc.	9,456,744
148,100	Morgan Stanley	7,301,330
280,700	Waddell & Reed Financial, Inc., Class A Shares	6,175,400

		66,008,119

Insurance - 3.6%
204,300	American International Group, Inc.	13,890,357
129,100	Loews Corp.	7,552,350
166,400	The St. Paul Travelers Cos., Inc.	5,501,184

		26,943,891

Real Estate - 2.2%
310,500	Equity Office Properties Trust	8,461,125
260,400	Equity Residential	8,072,400

		16,533,525

	TOTAL FINANCIALS	171,222,826

See Notes to Schedule of Investments.

Large Cap Value Fund Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
HEALTHCARE - 9.2%
Healthcare Provider & Services - 0.7%
145,500	HCA Inc.	$5,550,825

Pharmaceuticals - 8.5%
226,500	GlaxoSmithKline PLC, Sponsored ADR	9,904,845
131,200	Johnson & Johnson	7,390,496
211,500	Merck & Co., Inc.	6,979,500
654,200	Pfizer Inc.	20,018,520
429,900	Schering-Plough Corp.	8,193,894
297,900	Wyeth	11,141,460

		63,628,715

	TOTAL HEALTHCARE	69,179,540

INDUSTRIALS - 7.7%
Aerospace & Defense - 4.2%
215,700	The Boeing Co.	11,134,434
202,400	Lockheed Martin Corp.	11,289,872
94,300	United Technologies Corp.	8,805,734

		31,230,040

Commercial Services & Supplies - 1.9%
125,200	Avery Dennison Corp.	8,235,656
211,200	Waste Management, Inc.	5,774,208

		14,009,864

Industrial Conglomerates - 1.6%
344,200	Honeywell International Inc.	12,343,012

	TOTAL INDUSTRIALS	57,582,916

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 4.7%
405,900	3Com Corp. (a)	1,712,898
261,100	Comverse Technology, Inc. (a)	4,916,513
1,071,400	Lucent Technologies Inc. (a)	3,396,338
994,400	Nokia Oyj, Sponsored ADR	13,643,168
3,456,100	Nortel Networks Corp. (a)	11,750,740

		35,419,657

Computers & Peripherals - 3.3%
614,700	Hewlett-Packard Co.	11,525,625
68,900	International Business Machines Corp.	5,907,486
1,789,900	Sun Microsystems, Inc. (a)	7,231,196

		24,664,307

See Notes to Schedule of Investments.

Large Cap Value Fund Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 1.3%
328,500	Celestica Inc. (a)	$4,171,950
1,185,200	Solectron Corp. (a)	5,866,740

		10,038,690

Software - 2.1%
493,600	Microsoft Corp.	13,648,040
351,800	Novell, Inc. (a)	2,219,858

		15,867,898

	TOTAL INFORMATION TECHNOLOGY	85,990,552

MATERIALS - 2.9%
Chemicals - 0.6%
108,400	The Dow Chemical Co.	4,897,512

Metals & Mining - 1.0%
224,600	Alcoa Inc.	7,544,314

Paper & Forest Products - 1.3%
238,400	International Paper Co.	9,633,744

	TOTAL MATERIALS	22,075,570

TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 4.8%
336,100	AT&T Corp.	4,812,952
385,400	MCI Inc. (a)	6,455,450
439,300	SBC Communications Inc.	11,399,835
343,500	Verizon Communications Inc.	13,527,030

		36,195,267

Wireless Telecommunication Services - 1.6%
416,800	AT&T Wireless Services, Inc. (a)	6,160,304
243,300	Nextel Communications, Inc., Class A Shares (a)	5,800,272

		11,960,576

	TOTAL TELECOMMUNICATION SERVICES	48,155,843

UTILITIES - 5.2%
Electric Utilities - 2.8%
180,200	Ameren Corp.	8,316,230
158,300	FirstEnergy Corp.	6,502,964
211,000	PG&E Corp. (a)	6,414,400

		21,233,594

Gas Utilities - 1.2%
947,100	El Paso Corp.	8,703,849

See Notes to Schedule of Investments.

Large Cap Value Fund Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Multi-Utilities - 1.2%
432,500	NiSource Inc.	$9,086,825

	TOTAL UTILITIES	39,024,268

	TOTAL COMMON STOCK (Cost - $622,121,934)	713,203,625

FACE AMOUNT
REPURCHASE AGREEMENT - 4.5%
$34,006,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $34,007,748; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 2/1/05 to 5/15/30; Market Value - $34,686,176) (Cost - $34,006,000)	34,006,000

	TOTAL INVESTMENTS - 99.3% (Cost - $656,127,934*)	747,209,625
	Other Assets in Excess of Liabilities - 0.7%	5,269,536

	TOTAL NET ASSETS - 100.0%	$752,479,161

(a)	Non income producing.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Large Cap Value Fund (“Fund”), a separate investment fund of the Smith Barney Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing prices on such markets. Securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$111,286,684
Gross unrealized depreciation	(20,204,993)

Net unrealized appreciation	$91,081,691

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Funds, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date	November 26, 2004